ACCRUED EXPENSES AND OTHER PAYABLES (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Accounts Payable And Accrued Liabilities [Line Items]
Trading and clearing system	$ 122,830	$ 399,195	$ 535,877
Accruals for promotional services related to trading platform	0	894,481
Accruals for professional fees	55,158	73,420	7,590
Accruals for consulting fees	201,645	413,900	0
Accruals for office rental	5,089	11,437	19,901
Accruals for Artwork Storage	138,545	0
Payroll payables	3,032	297	1,705
Other payables	7,842	98,795	2,639
Total accrued expenses and other payables	$ 534,141	$ 1,891,525	$ 567,712